MASSMUTUAL SELECT FUNDS

Supplement dated May 10, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information found on page 33 for Steve Schroll, CFA, Paul Stocking, CFA, and Joseph Huber under the heading Portfolio Managers in the section titled Management for the Large Cap Value Fund:

Dean A. Ramos, CFA is a Portfolio Manager at Columbia Management. He has managed the Fund since April 2013.

The following information replaces the information found on page 84 for B. Randall Watts, Jr., CFA and P. Hans von der Luft under the heading Portfolio Managers in the section titled Management for the Small Company Growth Fund:

Todd W. Wakefield, CFA is a Managing Director and Lead Portfolio Manager at The Boston Company. He has managed the Fund since April 2013.

Robert C. Zeuthen, CFA is a Director and Portfolio Manager at The Boston Company. He has managed the Fund since April 2013.

The information for B. Randall Watts, Jr., CFA and P. Hans von der Luft is hereby deleted.

The following information supplements the information for Steve Schroll, CFA and Paul Stocking, CFA of Columbia Management Investment Advisers, LLC (“Columbia Management”) found on page 116 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Dean A. Ramos, CFA

is a portfolio manager of a portion of the Large Cap Value Fund. Mr. Ramos joined Columbia Management in 2000 as an investment professional. Mr. Ramos began his investment career in 1992.

The following information replaces the information for B. Randall Watts, Jr., CFA and P. Hans von der Luft of The Boston Company Asset Management, LLC (“The Boston Company”) found on pages 123-124 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Todd W. Wakefield, CFA

is a portfolio manager for a portion of the Small Company Growth Fund. Mr. Wakefield is a Managing Director of The Boston Company and the Lead Portfolio Manager on The Boston Company’s U.S. Small, Small Mid and Mid Cap Growth Investment Team. He also conducts research covering the consumer, energy, and materials sectors. Prior to joining The Boston Company, Mr. Wakefield served as a Portfolio Manager and Analyst at Fleet Investment Advisors (“Fleet”). Prior to that, he was an Operations Supervisor at Fleet.

Robert C. Zeuthen, CFA

is a portfolio manager for a portion of the Small Company Growth Fund. Mr. Zeuthen is a Director of The Boston Company and a Portfolio Manager on The Boston Company’s U.S. Small, Small Mid and Mid Cap Growth Investment Team. He also provides research coverage of the information technology and telecommunications services sectors. Prior to joining The Boston Company, Mr. Zeuthen worked at Bricoleur Capital, leading technology investing across all market caps for its long/short hedge fund. Prior to that, he began his career at Prudential and its subsidiary Jennison Associates, starting as a Credit Analyst. He then helped launch a U.S. small cap fund and served as an Analyst and Portfolio Manager for Global Small Cap Equities. Mr. Zeuthen also served as a Senior Equity Analyst for Prudential’s U.S. Emerging Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Large Cap Value Fund

Supplement dated May 10, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information supplements the information for Steve Schroll, CFA, Paul Stocking, CFA, and Joseph Huber under the heading Portfolio Managers in the section titled Management for the Large Cap Value Fund:

Dean A. Ramos, CFA is a Portfolio Manager at Columbia Management. He has managed the Fund since April 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Small Company Growth Fund

Supplement dated May 10, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the information for B. Randall Watts, Jr., CFA and P. Hans von der Luft under the heading Portfolio Managers in the section titled Management for the Small Company Growth Fund:

Todd W. Wakefield, CFA is a Managing Director and Lead Portfolio Manager at The Boston Company. He has managed the Fund since April 2013.

Robert C. Zeuthen, CFA is a Director and Portfolio Manager at The Boston Company. He has managed the Fund since April 2013.

The information for B. Randall Watts, Jr., CFA and P. Hans von der Luft is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01